Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended, restated, supplemented and/or otherwise modified from time to time, the “Agreement”), among TRS, as Servicer, American Express Receivables Financing Corporation III LLC, as

Transferor, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on May 15, 2026 and covers activity from April 01, 2026 through April 30, 2026.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of May 2026.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Hitesh Arora
Name:	Hitesh Arora
Title:	Director, Controllership

A.  Trust Activity

Trust Totals
Record Date	April 30, 2026
Number of days in Monthly Period	30
Beginning Number of Accounts	12,338,435
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	25,072,979,641.64
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	25,072,979,641.64
Finance Charge Collections (excluding Recoveries)	703,523,148.17
Collections of Discount Option Receivables	0.00
Recoveries	16,288,949.35
Total Collections of Finance Charge Receivables	719,812,097.52
Total Collections of Principal Receivables	13,067,147,099.63
Monthly Payment Rate	52.1165%
Defaulted Amount	43,803,605.64
Annualized Default Rate	2.1299%
Annualized Default Rate, Net of Recoveries	1.3379%
Trust Portfolio Yield	32.8033%
New Principal Receivables	13,059,664,178.89
Ending Number of Accounts	12,331,358
Ending Principal Receivables Balance	25,021,693,115.26
Ending Required Minimum Principal Balance	15,959,544,340.00
Ending Transferor Amount	10,106,231,115.26
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	25,021,693,115.26
Ending Total Receivables	26,277,744,865.70

B.  Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1
2023-1	1,428,573,000.00	1,428,573,000.00	0.00	100,000,110.00	9.58%	68,942,157.31	1,560,122.86	1,251,545,110.27	4,195,421.39
2023-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.83%	27,576,901.53	624,050.02	500,618,744.97	1,678,170.91
2023-3	971,433,000.00	971,433,000.00	0.00	68,000,310.00	6.51%	46,880,829.12	1,060,887.21	851,053,618.62	2,852,896.41
2023-4	971,433,000.00	971,433,000.00	0.00	68,000,310.00	6.51%	46,880,829.12	1,060,887.21	851,053,618.62	2,852,896.41
2024-1	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	55,153,754.81	1,248,098.94	1,001,236,613.87	3,356,338.87
2024-2	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	55,153,754.81	1,248,098.94	1,001,236,613.87	3,356,338.87
2024-3	1,371,433,000.00	1,371,433,000.00	0.00	96,000,310.00	9.19%	66,184,611.94	1,497,721.13	1,201,485,864.02	4,027,613.11
2025-1	1,600,000,000.00	1,600,000,000.00	0.00	112,000,000.00	10.73%	77,215,131.25	1,747,335.68	1,401,728,981.60	4,698,866.79
2025-2	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	11.49%	82,730,559.82	1,872,146.78	1,501,853,606.68	5,034,503.91
2025-3	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	55,153,754.81	1,248,098.94	1,001,236,613.87	3,356,338.87
2025-4	1,714,287,000.00	1,714,287,000.00	0.00	120,000,090.00	11.49%	82,730,559.82	1,872,146.78	1,501,853,606.68	5,034,503.91
2025-5	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	7.66%	55,153,754.81	1,248,098.94	1,001,236,613.87	3,356,338.87

Total	14,914,312,000.00	14,914,312,000.00	0.00	1,044,001,840.00	99.99%	719,756,599.15	16,287,693.43	13,066,139,606.94	43,800,228.32

Group 2
2012-A	1,150,000.00	1,150,000.00	0.00	80,500.00	0.01%	55,498.38	1,255.90	1,007,492.71	3,377.31

Total	1,150,000.00	1,150,000.00	0.00	80,500.00	0.01%	55,498.38	1,255.90	1,007,492.71	3,377.31

Trust	14,915,462,000.00	14,915,462,000.00	0.00	1,044,082,340.00	100.00%	719,812,097.53	16,288,949.33	13,067,147,099.65	43,803,605.63

C.  Group Allocations

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Available Excess
Group 1
2023-1	1,428,573,000.00	41,012,442.17	5,998,996.12	2,495,780.29	2,380,955.00	0.00	10,875,731.41	41,178,695.88	0.00	30,302,964.47
2023-2	571,430,000.00	16,404,999.83	2,374,769.40	998,313.52	952,383.33	0.00	4,325,466.25	16,446,669.01	0.00	12,121,202.76
2023-3	971,433,000.00	27,888,557.13	4,367,303.81	1,697,136.46	1,619,055.01	0.00	7,683,495.28	28,289,582.39	0.00	20,606,087.11
2023-4	971,433,000.00	27,888,557.13	4,319,157.68	1,697,136.46	1,619,055.01	0.00	7,635,349.15	28,241,436.26	0.00	20,606,087.11
2024-1	1,142,859,000.00	32,809,970.96	5,148,521.77	1,996,625.28	1,904,765.00	0.00	9,049,912.05	33,292,296.35	0.00	24,242,384.30
2024-2	1,142,859,000.00	32,809,970.96	5,167,212.36	1,996,625.28	1,904,765.00	0.00	9,068,602.64	33,310,986.94	0.00	24,242,384.30
2024-3	1,371,433,000.00	39,372,028.31	5,522,736.71	2,395,954.18	2,285,721.67	0.00	10,204,412.56	39,295,320.39	0.00	29,090,907.83
2025-1	1,600,000,000.00	45,933,884.70	6,269,750.00	2,795,270.85	2,666,666.66	0.00	11,731,687.51	45,670,970.38	0.00	33,939,282.87
2025-2	1,714,287,000.00	49,214,913.38	6,369,149.11	2,994,935.30	2,857,145.00	0.00	12,221,229.41	48,584,774.05	0.00	36,363,544.64
2025-3	1,142,859,000.00	32,809,970.96	4,473,758.88	1,996,625.28	1,904,765.00	0.00	8,375,149.16	32,617,533.46	0.00	24,242,384.30
2025-4	1,714,287,000.00	49,214,913.38	6,406,506.32	2,994,935.30	2,857,145.00	0.00	12,258,586.62	48,622,131.26	0.00	36,363,544.64
2025-5	1,142,859,000.00	32,809,970.96	4,476,008.92	1,996,625.28	1,904,765.00	0.00	8,377,399.20	32,619,783.50	0.00	24,242,384.30

Total	14,914,312,000.00	428,170,179.87	60,893,871.08	26,055,963.48	24,857,186.68	0.00	111,807,021.24	428,170,179.87	0.00	316,363,158.63

Group 2
2012-A	1,150,000.00	33,014.98	3,287.43	2,009.10	1,916.67	0.00	7,213.20	33,014.98	0.00	25,801.78

Total	1,150,000.00	33,014.98	3,287.43	2,009.10	1,916.67	0.00	7,213.20	33,014.98	0.00	25,801.78

Trust Total	14,915,462,000.00	428,203,194.85	60,897,158.51	26,057,972.58	24,859,103.35	0.00	111,814,234.44	428,203,194.85	0.00	316,388,960.41

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	428,170,179.87	111,807,021.24	316,363,158.63
Group 2	33,014.98	7,213.20	25,801.78

D. Trust Performance

Delinquencies: (a)
		Percentage of Ending Total		Percentage of Total
	Dollar Amount	Receivables	Number of Accounts	Number of Accounts
31-60 Days Delinquent	52,376,818	0.20%	6,521	0.05%
61-90 Days Delinquent	43,629,251	0.17%	4,607	0.04%
91-120 Days Delinquent	35,687,615	0.14%	3,639	0.03%
120+ Days Delinquent	52,140,366	0.20%	5,354	0.04%
Total 30+ Days Delinquent	183,834,050	0.70%	20,121	0.16%

Loss Experience:

Ending Principal Receivables Balance	25,021,693,115.26
Defaulted Amount	43,803,605.64
Recoveries	16,288,949.35
Net Default Amount	27,514,656.29
Annualized Default Rate	2.13%
Annualized Recovery Rate	0.79%
Annualized Default Rate, Net of Recoveries	1.34%
Number of Accounts Experiencing a Loss	7,300
Number of Accounts Experiencing a Recovery	29,945
Average Net Default Amount per Account Experiencing a Loss	3,769.13

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 11, 2026 under CIK number 0001283434

F. Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G. Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H. Credit Risk Retention (5)

	As of the last day of the	As of the last day of the
	Monthly Period	Prior Monthly Period
Required Seller's Interest Amount	652,550,000.00	652,500,000.00
Seller's Interest Amount	10,106,231,115.26	10,158,667,641.64
Seller's Interest Percentage	77.44%	77.84%

(5) Only applies on or after the date compliance with respect to Regulation RR is required

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,933,156.79	1,150,000.00	783,156.79
Beginning Adjusted Invested Amount	N/A	1,150,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	55,498.38	33,014.98	22,483.40
Collections of Principal Receivables	1,007,492.71	599,339.19	408,153.52
Defaulted Amount	3,377.31	2,009.10	1,368.21

Ending Invested Amount / Transferor Amount	1,929,202.53	1,150,000.00	779,202.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Periodic Term SOFR Determination Date	April 13, 2026	April 13, 2026	April 13, 2026
Increase Periodic Term SOFR Determination Date (Invested Amount Increase on 4/21/26 and the related Increase Interest Accrual Period from 4/21/26 to 5/14/26	April 17, 2026	April 17, 2026	April 17, 2026

Coupon (Invested Amount Increase on 4/21/26 and the related Increase Interest Accrual Period from 4/21/26 to 5/14/26)	N/A	4.72719%	6.05386%

Monthly Interest Due	2,728.03	163.88	395.52	3,287.43
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,728.03	163.88	395.52	3,287.43

Investor Default Amount	1,747.04	90.85	171.21	2,009.10
Investor Monthly Fees Due	1,666.67	86.67	163.33	1,916.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	6,141.74	341.40	730.06	7,213.20

Reallocated Investor Finance Charge Collections				33,014.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.8033%
Base Rate				6.1461%
Excess Spread Percentage				26.9236%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	1,000,000.00	52,000.00	98,000.00	1,150,000.00
Distributions of Interest	2,728.03	163.88	395.52	3,287.43
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,728.03	163.88	395.52	3,287.43
Ending Certificates Balance	1,000,000.00	52,000.00	98,000.00	1,150,000.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$2.73

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$2.73

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge- Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$3.15

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$3.15

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$26,197.30

	2.	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$395.52

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$25,801.78

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,708.68

		a.	Class A Monthly Interest	$2,728.03
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,747.04
		e.	Excess Spread	$24,233.61

	2.	Class B Available Funds		$1,492.85

		a.	Class B Monthly Interest	$163.88
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,328.97

	3.	Collateral Available Funds		$2,813.45

		a.	Excess Spread	$2,813.45

	4.	Total Excess Spread		$28,376.03

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2012-A Allocable Principal Collections		$1,007,492.71

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$599,339.19

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$599,339.19

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$2,009.10

	8.	Available Principal Collections (total of items 5, 6 & 7)		$601,348.29

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$601,348.29

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$28,376.03
	2.	Excess Finance Charge Collections	$0.00
	3.	Available Interest Reserve Account Amount	$0.00
	4.	Applied to fund Class A Required Amount	$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	6.	Applied to fund overdue Class B Interest	$0.00
	7.	Applied to fund Class B Required Amount	$90.85
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	9.	Applied to Collateral Senior Minimum Monthly Interest	$222.18
	10.	Applied to unpaid Monthly Servicing Fee	$1,916.67
	11.	Collateral Default Amount treated as Available Principal Collections	$171.21
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	13.	Deposited to Reserve Account	$0.00
	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
	15.	Applied to pay Class B Additional Transaction $ 0.00 Costs (not included in Class B Monthly Interest)	$0.00
	16.	Applied to any remaining Collateral Minimum Monthly Interest	$173.34
	17.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$25,801.78
	18.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	6.1461%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	6.4949%

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	32.8033%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	34.2211%

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		1,150,000.00

	2.	Monthly Interest		3,287.43

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		1,153,287.43

Series 2023-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,401,439,643.34	1,428,573,000.00	972,866,643.34
Beginning Adjusted Invested Amount	N/A	1,428,573,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	68,942,157.31	41,012,442.17	27,929,715.14
Collections of Principal Receivables	1,251,545,110.27	744,521,544.72	507,023,565.55
Defaulted Amount	4,195,421.39	2,495,780.29	1,699,641.10

Ending Invested Amount / Transferor Amount	2,396,527,522.83	1,428,573,000.00	967,954,522.83

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Opening Balance	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.87000%	5.12000%	6.69600%
Monthly Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Investor Default Amount	2,183,805.35	93,592.66	218,382.28	2,495,780.29
Investor Monthly Fees Due	2,083,333.33	89,286.67	208,335.00	2,380,955.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,340,055.35	411,453.20	1,124,222.86	10,875,731.41

Reallocated Investor Finance Charge Collections				41,178,695.88
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.9449%
Base Rate				7.1369%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00
Distributions of Interest	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Deposits to the Principal Funding Account	1,250,000,000.00	53,572,000.00	0.00	1,303,572,000.00
Distributions of Principal	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00
Total Distributions	1,255,072,916.67	53,800,573.87	125,698,505.58	1,434,571,996.12
Ending Certificates Balance	0.00	0.00	0.00	0.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1,004.06

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.06

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1004.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$156,001,470.05

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$697,505.58

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$125,001,000.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$30,302,964.47

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$36,031,319.26

		a.	Class A Monthly Interest	$5,072,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,183,805.35
		e.	Excess Spread	$28,774,597.24

	2.	Class B Available Funds		$1,544,215.87

		a.	Class B Monthly Interest	$228,573.87
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,315,642.00

	3.	Collateral Available Funds		$3,603,160.75

		a.	Excess Spread	$3,603,160.75

	4.	Total Excess Spread		$33,693,399.99

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2023-1 Allocable Principal Collections		$1,251,545,110.27

	3.	Principal Allocation Percentage of Series 2023-1 Allocable Principal Collections		$744,521,544.72

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$744,521,544.72

	6.	Shared Principal Collections from other Series allocated to Series 2023-1		$681,555,674.99

	7.	Other amounts treated as Available Principal Collections:		$2,495,780.29

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,428,573,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		N/A

	2.	Required Collateral Invested Amount		N/A

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		N/A

	4.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$1,303,572,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$125,001,000.00

	3.	Distribution of Principal		$1,428,573,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-1

	1.	Excess Spread		$33,693,399.99
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$93,592.66
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$325,597.19
	9.	Applied to unpaid Monthly Servicing Fee		$2,380,955.00
	10.	Collateral Default Amount treated as Available Principal Collections		$218,382.28
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$371,908.39
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$30,302,964.47
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.1369%
		b.	Prior Monthly Period	7.1369%
		c.	Second Prior Monthly Period	7.9299%

	2.	Three Month Average Base Rate		7.4012%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.9449%
		b.	Prior Monthly Period	30.8595%
		c.	Second Prior Monthly Period	34.3728%

	4.	Three Month average Series Adjusted Portfolio Yield		32.7257%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,428,573,000.00
	Monthly Interest	$5,998,996.12
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,434,571,996.12

Series 2023-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	960,577,202.14	571,430,000.00	389,147,202.14
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	27,576,901.53	16,404,999.83	11,171,901.70
Collections of Principal Receivables	500,618,744.97	297,809,034.82	202,809,710.15
Defaulted Amount	1,678,170.91	998,313.52	679,857.39

Ending Invested Amount / Transferor Amount	958,612,351.19	571,430,000.00	387,182,351.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.80000%	5.12000%	6.80000%
Monthly Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Investor Default Amount	873,522.15	37,437.41	87,353.96	998,313.52
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,706,855.48	164,582.81	454,027.96	4,325,466.25

Reallocated Investor Finance Charge Collections				16,446,669.01
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.8920%
Base Rate				7.0840%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.00

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.00

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$12,404,541.76

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$283,339.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,121,202.76

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$14,390,799.41

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$873,522.15
		e.	Excess Spread	$11,517,277.26

	2.	Class B Available Funds		$616,760.88

		a.	Class B Monthly Interest	$91,430.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$525,330.48

	3.	Collateral Available Funds		$1,439,108.72

		a.	Excess Spread	$1,439,108.72

	4.	Total Excess Spread		$13,481,716.46

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2023-2 Allocable Principal Collections		$500,618,744.97

	3.	Principal Allocation Percentage of Series 2023-2 Allocable Principal Collections		$297,809,034.82

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$297,809,034.82

	6.	Shared Principal Collections from other Series allocated to Series 2023-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$998,313.52

	8.	Available Principal Collections (total of items 5, 6 and 7)		$298,807,348.34

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$298,807,348.34

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-2

	1.	Excess Spread		$13,481,716.46
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$37,437.41
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$131,193.10
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$87,353.96
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$152,145.90
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$12,121,202.76
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.0840%
		b.	Prior Monthly Period	7.0840%
		c.	Second Prior Monthly Period	7.8712%

	2.	Three Month Average Base Rate		7.3464%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.8920%
		b.	Prior Monthly Period	30.8083%
		c.	Second Prior Monthly Period	34.3161%

	4.	Three Month average Series Adjusted Portfolio Yield		32.6722%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$571,430,000.00
	Monthly Interest	$2,374,769.40
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$573,804,769.40

Series 2023-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,632,984,605.65	971,433,000.00	661,551,605.65
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	46,880,829.12	27,888,557.13	18,992,271.99
Collections of Principal Receivables	851,053,618.62	506,276,401.53	344,777,217.09
Defaulted Amount	2,852,896.41	1,697,136.46	1,155,759.95

Ending Invested Amount / Transferor Amount	1,629,644,352.15	971,433,000.00	658,211,352.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	5.23000%	5.52000%	6.99000%
Monthly Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Investor Default Amount	1,484,987.63	63,644.82	148,504.01	1,697,136.46
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,606,237.63	291,939.49	785,318.16	7,683,495.28

Reallocated Investor Finance Charge Collections				28,289,582.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.3056%
Base Rate				7.4976%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.60

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.60

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$21,101,229.60

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$495,142.48

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,606,087.12

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,753,271.75

		a.	Class A Monthly Interest	$3,704,583.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,484,987.63
		e.	Excess Spread	$19,563,700.79

	2.	Class B Available Funds		$1,060,896.11

		a.	Class B Monthly Interest	$167,578.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$893,318.11

	3.	Collateral Available Funds		$2,475,414.54

		a.	Excess Spread	$2,475,414.54

	4.	Total Excess Spread		$22,932,433.44

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2023-3 Allocable Principal Collections		$851,053,618.62

	3.	Principal Allocation Percentage of Series 2023-3 Allocable Principal Collections		$506,276,401.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$506,276,401.53

	6.	Shared Principal Collections from other Series allocated to Series 2023-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,697,136.46

	8.	Available Principal Collections (total of items 5, 6 and 7)		$507,973,537.99

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$507,973,537.99

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-3

	1.	Excess Spread		$22,932,433.44
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$63,644.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$233,150.40
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$148,504.01
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$261,992.08
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$20,606,087.12
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.4976%
		b.	Prior Monthly Period	7.4976%
		c.	Second Prior Monthly Period	8.3307%

	2.	Three Month Average Base Rate		7.7753%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.3056%
		b.	Prior Monthly Period	31.2085%
		c.	Second Prior Monthly Period	34.7592%

	4.	Three Month average Series Adjusted Portfolio Yield		33.0911%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$971,433,000.00
	Monthly Interest	$4,367,303.81
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$975,800,303.81

Series 2023-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,632,984,605.65	971,433,000.00	661,551,605.65
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	46,880,829.12	27,888,557.13	18,992,271.99
Collections of Principal Receivables	851,053,618.62	506,276,401.53	344,777,217.09
Defaulted Amount	2,852,896.41	1,697,136.46	1,155,759.95

Ending Invested Amount / Transferor Amount	1,629,644,352.15	971,433,000.00	658,211,352.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	5.15000%	5.46000%	7.13600%
Monthly Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Investor Default Amount	1,484,987.63	63,644.82	148,504.01	1,697,136.46
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,549,570.97	290,117.99	795,660.19	7,635,349.15

Reallocated Investor Finance Charge Collections				28,241,436.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.2453%
Base Rate				7.4373%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.29

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.29

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.55

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.55

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$21,111,571.61

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$505,484.51

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,606,087.10

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,711,144.07

		a.	Class A Monthly Interest	$3,647,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,484,987.63
		e.	Excess Spread	$19,578,239.77

	2.	Class B Available Funds		$1,059,090.56

		a.	Class B Monthly Interest	$165,756.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$893,334.06

	3.	Collateral Available Funds		$2,471,201.62

		a.	Excess Spread	$2,471,201.62

	4.	Total Excess Spread		$22,942,775.45

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2023-4 Allocable Principal Collections		$851,053,618.62

	3.	Principal Allocation Percentage of Series 2023-4 Allocable Principal Collections		$506,276,401.53

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$506,276,401.53

	6.	Shared Principal Collections from other Series allocated to Series 2023-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,697,136.46

	8.	Available Principal Collections (total of items 5, 6 and 7)		$507,973,537.99

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$507,973,537.99

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-4

	1.	Excess Spread		$22,942,775.45
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$63,644.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$236,793.38
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$148,504.01
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$268,691.13
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$20,606,087.10
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.4373%
		b.	Prior Monthly Period	7.4373%
		c.	Second Prior Monthly Period	8.2637%

	2.	Three Month Average Base Rate		7.7127%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.2453%
		b.	Prior Monthly Period	31.1502%
		c.	Second Prior Monthly Period	34.6946%

	4.	Three Month average Series Adjusted Portfolio Yield		33.0300%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$971,433,000.00
	Monthly Interest	$4,319,157.68
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$975,752,157.68

Series 2024-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,921,152,723.28	1,142,859,000.00	778,293,723.28
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	55,153,754.81	32,809,970.96	22,343,783.85
Collections of Principal Receivables	1,001,236,613.87	595,617,548.48	405,619,065.39
Defaulted Amount	3,356,338.87	1,996,625.28	1,359,713.59

Ending Invested Amount / Transferor Amount	1,917,223,024.81	1,142,859,000.00	774,364,024.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained
per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	5.23000%	5.50000%	7.12500%
Monthly Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Investor Default Amount	1,747,044.28	74,874.82	174,706.18	1,996,625.28
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,772,044.28	342,737.32	935,130.45	9,049,912.05

Reallocated Investor Finance Charge Collections				33,292,296.35
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.3168%
Base Rate				7.5088%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.58

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.58

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,836,140.24

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$593,755.94

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,242,384.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$29,130,711.97

		a.	Class A Monthly Interest	$4,358,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,747,044.28
		e.	Excess Spread	$23,025,334.36

	2.	Class B Available Funds		$1,248,484.05

		a.	Class B Monthly Interest	$196,432.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,052,051.55

	3.	Collateral Available Funds		$2,913,100.33

		a.	Excess Spread	$2,913,100.33

	4.	Total Excess Spread		$26,990,486.24

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2024-1 Allocable Principal Collections		$1,001,236,613.87

	3.	Principal Allocation Percentage of Series 2024-1 Allocable Principal Collections		$595,617,548.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$595,617,548.48

	6.	Shared Principal Collections from other Series allocated to Series 2024-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,996,625.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$597,614,173.76

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$597,614,173.76

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-1

	1.	Excess Spread		$26,990,486.24
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$74,874.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$284,762.62
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$174,706.18
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$308,993.32
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$24,242,384.30
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.5088%
		b.	Prior Monthly Period	7.5088%
		c.	Second Prior Monthly Period	8.3431%

	2.	Three Month Average Base Rate		7.7869%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.3168%
		b.	Prior Monthly Period	31.2194%
		c.	Second Prior Monthly Period	34.7712%

	4.	Three Month average Series Adjusted Portfolio Yield		33.1025%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$5,148,521.77
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,148,007,521.77

Series 2024-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,921,152,723.28	1,142,859,000.00	778,293,723.28
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	55,153,754.81	32,809,970.96	22,343,783.85
Collections of Principal Receivables	1,001,236,613.87	595,617,548.48	405,619,065.39
Defaulted Amount	3,356,338.87	1,996,625.28	1,359,713.59

Ending Invested Amount / Transferor Amount	1,917,223,024.81	1,142,859,000.00	774,364,024.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	5.24000%	5.51000%	7.24500%
Monthly Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Investor Default Amount	1,747,044.28	74,874.82	174,706.18	1,996,625.28
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,780,377.62	343,094.47	945,130.55	9,068,602.64

Reallocated Investor Finance Charge Collections				33,310,986.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.3367%
Base Rate				7.5287%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.59

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.59

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,846,140.34

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$603,756.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,242,384.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$29,147,066.21

		a.	Class A Monthly Interest	$4,366,666.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,747,044.28
		e.	Excess Spread	$23,033,355.26

	2.	Class B Available Funds		$1,249,184.96

		a.	Class B Monthly Interest	$196,789.65
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,052,395.31

	3.	Collateral Available Funds		$2,914,735.77

		a.	Excess Spread	$2,914,735.77

	4.	Total Excess Spread		$27,000,486.34

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2024-2 Allocable Principal Collections		$1,001,236,613.87

	3.	Principal Allocation Percentage of Series 2024-2 Allocable Principal Collections		$595,617,548.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$595,617,548.48

	6.	Shared Principal Collections from other Series allocated to Series 2024-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,996,625.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$597,614,173.76

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$597,614,173.76

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-2

	1.	Excess Spread		$27,000,486.34
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$74,874.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$290,476.92
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$174,706.18
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$313,279.12
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$24,242,384.30
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.5287%
		b.	Prior Monthly Period	7.5287%
		c.	Second Prior Monthly Period	8.3652%

	2.	Three Month Average Base Rate		7.8075%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.3367%
		b.	Prior Monthly Period	31.2386%
		c.	Second Prior Monthly Period	34.7925%

	4.	Three Month average Series Adjusted Portfolio Yield		33.1226%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$5,167,212.36
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,148,026,212.36

Series 2024-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,305,386,966.15	1,371,433,000.00	933,953,966.15
Beginning Adjusted Invested Amount	N/A	1,371,433,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	66,184,611.94	39,372,028.31	26,812,583.63
Collections of Principal Receivables	1,201,485,864.02	714,742,204.73	486,743,659.29
Defaulted Amount	4,027,613.11	2,395,954.18	1,631,658.93
Ending Invested Amount / Transferor Amount	2,300,671,320.42	1,371,433,000.00	929,238,320.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.65000%	5.08000%	6.55000%
Monthly Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Investor Default Amount	2,096,453.14	89,850.49	209,650.55	2,395,954.18
Investor Monthly Fees Due	2,000,000.00	85,716.67	200,005.00	2,285,721.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,746,453.14	393,287.49	1,064,671.93	10,204,412.56
Reallocated Investor Finance Charge Collections				39,295,320.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.7353%
Base Rate				6.9273%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00
Distributions of Interest	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Ending Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.88

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.88

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.23

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.23

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$29,745,924.21

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$655,016.38

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$29,090,907.83

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$34,383,294.31

		a.	Class A Monthly Interest	$4,650,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,096,453.14
		e.	Excess Spread	$27,636,841.17

	2.	Class B Available Funds		$1,473,610.69

		a.	Class B Monthly Interest	$217,720.33
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,255,890.36

	3.	Collateral Available Funds		$3,438,415.39

		a.	Excess Spread	$3,438,415.39

	4.	Total Excess Spread		$32,331,146.92

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	59.4882%

	2.	Series 2024-3 Allocable Principal Collections	$1,201,485,864.02

	3.	Principal Allocation Percentage of Series 2024-3 Allocable Principal Collections	$714,742,204.73

	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5.	Item 3 minus Item 4	$714,742,204.73

	6.	Shared Principal Collections from other Series allocated to Series 2024-3	$0.00

	7.	Other amounts treated as Available Principal Collections:	$2,395,954.18

	8.	Available Principal Collections (total of items 5, 6 and 7)	$717,138,158.91

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$120,003,000.00

	2.	Required Collateral Invested Amount	$120,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$717,138,158.91

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-3

	1.	Excess Spread	$32,331,146.92
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$89,850.49
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$304,006.97
	9.	Applied to unpaid Monthly Servicing Fee	$2,285,721.67
	10.	Collateral Default Amount treated as Available Principal Collections	$209,650.55
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest	$351,009.41
	14A.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$29,090,907.83
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)	N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.9273%
		b.	Prior Monthly Period	6.9273%
		c.	Second Prior Monthly Period	7.6970%

	2.	Three Month Average Base Rate		7.1838%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.7353%
		b.	Prior Monthly Period	30.6566%
		c.	Second Prior Monthly Period	34.1482%

	4.	Three Month average Series Adjusted Portfolio Yield		32.5133%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,371,433,000.00
	Monthly Interest	$5,522,736.71
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,376,955,736.71

Series 2025-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,689,609,441.98	1,600,000,000.00	1,089,609,441.98
Beginning Adjusted Invested Amount	N/A	1,600,000,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	77,215,131.25	45,933,884.70	31,281,246.55
Collections of Principal Receivables	1,401,728,981.60	833,863,212.83	567,865,768.77
Defaulted Amount	4,698,866.79	2,795,270.85	1,903,595.94

Ending Invested Amount / Transferor Amount	2,684,107,873.05	1,600,000,000.00	1,084,107,873.05

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.56000%	4.96000%	6.01500%
Monthly Interest Due	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Investor Default Amount	2,445,861.99	104,822.66	244,586.20	2,795,270.85
Investor Monthly Fees Due	2,333,333.33	100,000.00	233,333.33	2,666,666.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,099,195.32	452,822.66	1,179,669.53	11,731,687.51

Reallocated Investor Finance Charge Collections				45,670,970.38
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.6034%
Base Rate				6.7954%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00
Distributions of Interest	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,320,000.00	248,000.00	701,750.00	6,269,750.00
Ending Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.80

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.80

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.13

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.13

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$34,641,032.87

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$701,750.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$33,939,282.87

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$39,962,099.08

		a.	Class A Monthly Interest	$5,320,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,445,861.99
		e.	Excess Spread	$32,196,237.09

	2.	Class B Available Funds		$1,712,661.39

		a.	Class B Monthly Interest	$248,000.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,464,661.39

	3.	Collateral Available Funds		$3,996,209.91

		a.	Excess Spread	$3,996,209.91

	4.	Total Excess Spread		$37,657,108.39

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2025-1 Allocable Principal Collections		$1,401,728,981.60

	3.	Principal Allocation Percentage of Series 2025-1 Allocable Principal Collections		$833,863,212.83

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$833,863,212.83

	6.	Shared Principal Collections from other Series allocated to Series 2025-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,795,270.85

	8.	Available Principal Collections (total of items 5, 6 and 7)
				$836,658,483.68
L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$140,000,000.00

	2.	Required Collateral Invested Amount		$140,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$836,658,483.68

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-1

	1.	Excess Spread		$37,657,108.39
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$104,822.66
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$356,666.67
	9.	Applied to unpaid Monthly Servicing Fee		$2,666,666.66
	10.	Collateral Default Amount treated as Available Principal Collections		$244,586.20
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$345,083.33
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$33,939,282.87
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.7954%
		b.	Prior Monthly Period	6.7954%
		c.	Second Prior Monthly Period	7.5504%

	2.	Three Month Average Base Rate		7.0471%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.6034%
		b.	Prior Monthly Period	30.5290%
		c.	Second Prior Monthly Period	34.0069%

	4.	Three Month average Series Adjusted Portfolio Yield		32.3797%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,600,000,000.00
	Monthly Interest	$6,269,750.00
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,606,269,750.00

Series 2025-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,881,726,563.41	1,714,287,000.00	1,167,439,563.41
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	82,730,559.82	49,214,913.38	33,515,646.44
Collections of Principal Receivables	1,501,853,606.68	893,425,540.97	608,428,065.71
Defaulted Amount	5,034,503.91	2,994,935.30	2,039,568.61

Ending Invested Amount / Transferor Amount	2,875,832,020.86	1,714,287,000.00	1,161,545,020.86

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.28000%	4.59000%	6.18600%
Monthly Interest Due	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Investor Default Amount	2,620,566.42	112,310.49	262,058.39	2,994,935.30
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,470,566.42	465,347.77	1,285,315.22	12,221,229.41

Reallocated Investor Finance Charge Collections				48,584,774.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.3561%
Base Rate				6.5481%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,350,000.00	245,893.95	773,255.16	6,369,149.11
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.57

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.57

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.83

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.83

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$37,136,799.80

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$773,255.16

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$36,363,544.64

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1.	Class A Available Funds	$42,511,645.41

	a. Class A Monthly Interest	$5,350,000.00
	b. Class A Outstanding Monthly Interest	$0.00
	c. Class A Additional Interest	$0.00
	d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,620,566.42
	e. Excess Spread	$34,541,078.99

2.	Class B Available Funds	$1,821,935.76

	a. Class B Monthly Interest	$245,893.95
	b. Class B Outstanding Monthly Interest	$0.00
	c. Class B Additional Interest	$0.00
	d. Excess Spread	$1,576,041.81

3.	Collateral Available Funds	$4,251,192.88

	a. Excess Spread	$4,251,192.88

4.	Total Excess Spread	$40,368,313.68

K. Reallocated Principal Collections

1.	Principal Allocation Percentage	59.4882%

2.	Series 2025-2 Allocable Principal Collections	$1,501,853,606.68

3.	Principal Allocation Percentage of Series 2025-2 Allocable Principal Collections	$893,425,540.97

4.	Reallocated Principal Collections

	Required to fund the Required Amount	$0.00

5.	Item 3 minus Item 4	$893,425,540.97

6.	Shared Principal Collections from other Series allocated to Series 2025-2	$0.00

7.	Other amounts treated as Available Principal Collections:	$2,994,935.30

8.	Available Principal Collections (total of items 5, 6 and 7)	$896,420,476.27

L. Application of Available Principal Collections during Revolving Period

1.	Collateral Invested Amount	$150,001,000.00

2.	Required Collateral Invested Amount	$150,001,000.00

3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4.	Treated as Shared Principal Collections	$896,420,476.27

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-2

	1.	Excess Spread		$40,368,313.68
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$112,310.49
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$362,860.17
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$262,058.39
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$410,394.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$36,363,544.64
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.5481%
		b.	Prior Monthly Period	6.5481%
		c.	Second Prior Monthly Period	7.2757%

	2.	Three Month Average Base Rate		6.7906%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.3561%
		b.	Prior Monthly Period	30.2896%
		c.	Second Prior Monthly Period	33.7419%

	4.	Three Month average Series Adjusted Portfolio Yield		32.1292%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,714,287,000.00
	Monthly Interest	$6,369,149.11
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,720,656,149.11

Series 2025-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,921,152,723.28	1,142,859,000.00	778,293,723.28
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	55,153,754.81	32,809,970.96	22,343,783.85
Collections of Principal Receivables	1,001,236,613.87	595,617,548.48	405,619,065.39
Defaulted Amount	3,356,338.87	1,996,625.28	1,359,713.59

Ending Invested Amount / Transferor Amount	1,917,223,024.81	1,142,859,000.00	774,364,024.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.51000%	4.83000%	6.51500%
Monthly Interest Due	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Investor Default Amount	1,747,044.28	74,874.82	174,706.18	1,996,625.28
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,172,044.28	318,808.27	884,296.61	8,375,149.16

Reallocated Investor Finance Charge Collections				32,617,533.46
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.5985%
Base Rate				6.7905%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,758,333.33	172,503.45	542,922.10	4,473,758.88
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.76

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.76

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.03

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.03

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,785,306.40

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$542,922.10

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,242,384.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,540,295.40

		a.	Class A Monthly Interest	$3,758,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,747,044.28
		e.	Excess Spread	$23,034,917.79

	2.	Class B Available Funds		$1,223,179.98

		a.	Class B Monthly Interest	$172,503.45
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,050,676.53

	3.	Collateral Available Funds		$2,854,058.08

		a.	Excess Spread	$2,854,058.08

	4.	Total Excess Spread		$26,939,652.40

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2025-3 Allocable Principal Collections		$1,001,236,613.87

	3.	Principal Allocation Percentage of Series 2025-3 Allocable Principal Collections		$595,617,548.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$595,617,548.48

	6.	Shared Principal Collections from other Series allocated to Series 2025-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,996,625.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$597,614,173.76

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$597,614,173.76

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-3

	1.	Excess Spread		$26,939,652.40
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$74,874.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$255,714.93
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$174,706.18
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$287,207.17
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$24,242,384.30
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.7905%
		b.	Prior Monthly Period	6.7905%
		c.	Second Prior Monthly Period	7.5450%

	2.	Three Month Average Base Rate		7.0420%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.5985%
		b.	Prior Monthly Period	30.5242%
		c.	Second Prior Monthly Period	34.0016%

	4.	Three Month average Series Adjusted Portfolio Yield		32.3747%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$4,473,758.88
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,147,332,758.88

Series 2025-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	2,881,726,563.41	1,714,287,000.00	1,167,439,563.41
Beginning Adjusted Invested Amount	N/A	1,714,287,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	82,730,559.82	49,214,913.38	33,515,646.44
Collections of Principal Receivables	1,501,853,606.68	893,425,540.97	608,428,065.71
Defaulted Amount	5,034,503.91	2,994,935.30	2,039,568.61

Ending Invested Amount / Transferor Amount	2,875,832,020.86	1,714,287,000.00	1,161,545,020.86

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.30000%	4.69000%	6.24200%
Monthly Interest Due	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Investor Default Amount	2,620,566.42	112,310.49	262,058.39	2,994,935.30
Investor Monthly Fees Due	2,500,000.00	107,143.33	250,001.67	2,857,145.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,495,566.42	470,704.94	1,292,315.26	12,258,586.62

Reallocated Investor Finance Charge Collections				48,622,131.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.3826%
Base Rate				6.5746%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00
Distributions of Interest	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,375,000.00	251,251.12	780,255.20	6,406,506.32
Ending Certificates Balance	1,500,000,000.00	64,286,000.00	150,001,000.00	1,714,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.58

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.58

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.91

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.91

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$37,143,799.84

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$780,255.20

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$36,363,544.64

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$42,544,332.94

		a.	Class A Monthly Interest	$5,375,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,620,566.42
		e.	Excess Spread	$34,548,766.52

	2.	Class B Available Funds		$1,823,336.66

		a.	Class B Monthly Interest	$251,251.12
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,572,085.54

	3.	Collateral Available Funds		$4,254,461.66

		a.	Excess Spread	$4,254,461.66

	4.	Total Excess Spread		$40,375,313.72

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2025-4 Allocable Principal Collections		$1,501,853,606.68

	3.	Principal Allocation Percentage of Series 2025-4 Allocable Principal Collections		$893,425,540.97

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$893,425,540.97

	6.	Shared Principal Collections from other Series allocated to Series 2025-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,994,935.30

	8.	Available Principal Collections (total of items 5, 6 and 7)		$896,420,476.27

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$150,001,000.00

	2.	Required Collateral Invested Amount		$150,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$896,420,476.27

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-4

	1.	Excess Spread		$40,375,313.72
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$112,310.49
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$362,860.17
	9.	Applied to unpaid Monthly Servicing Fee		$2,857,145.00
	10.	Collateral Default Amount treated as Available Principal Collections		$262,058.39
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$417,395.03
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$36,363,544.64
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.5746%
		b.	Prior Monthly Period	6.5746%
		c.	Second Prior Monthly Period	7.3051%

	2.	Three Month Average Base Rate		6.8181%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.3826%
		b.	Prior Monthly Period	30.3153%
		c.	Second Prior Monthly Period	33.7703%

	4.	Three Month average Series Adjusted Portfolio Yield		32.1561%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,714,287,000.00
	Monthly Interest	$6,406,506.32
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,720,693,506.32

Series 2025-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors' Interest
Beginning Invested Amount/Transferor Amount	1,921,152,723.28	1,142,859,000.00	778,293,723.28
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	59.4882%	40.5118%
Principal Allocation Percentage	N/A	59.4882%	40.5118%
Collections of Finance Charge Receivables	55,153,754.81	32,809,970.96	22,343,783.85
Collections of Principal Receivables	1,001,236,613.87	595,617,548.48	405,619,065.39
Defaulted Amount	3,356,338.87	1,996,625.28	1,359,713.59

Ending Invested Amount / Transferor Amount	1,917,223,024.81	1,142,859,000.00	774,364,024.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained
per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00

Term SOFR Determination Date	N/A	N/A	N/A
Coupon April 15, 2026 to May 14, 2026	4.51000%	4.90000%	6.51200%
Monthly Interest Due	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Investor Default Amount	1,747,044.28	74,874.82	174,706.18	1,996,625.28
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,172,044.28	321,308.32	884,046.60	8,377,399.20

Reallocated Investor Finance Charge Collections				32,619,783.50
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.6009%
Base Rate				6.7929%
Excess Spread Percentage				25.4545%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,758,333.33	175,003.50	542,672.09	4,476,008.92
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.76

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.76

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.08

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.08

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$24,785,056.39

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$542,672.09

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$24,242,384.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,542,264.18

		a.	Class A Monthly Interest	$3,758,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,747,044.28
		e.	Excess Spread	$23,036,886.57

	2.	Class B Available Funds		$1,223,264.36

		a.	Class B Monthly Interest	$175,003.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,048,260.86

	3.	Collateral Available Funds		$2,854,254.96

		a.	Excess Spread	$2,854,254.96

	4.	Total Excess Spread		$26,939,402.39

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		59.4882%

	2.	Series 2025-5 Allocable Principal Collections		$1,001,236,613.87

	3.	Principal Allocation Percentage of Series 2025-5 Allocable Principal Collections		$595,617,548.48

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$595,617,548.48

	6.	Shared Principal Collections from other Series allocated to Series 2025-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,996,625.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$597,614,173.76

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$597,614,173.76

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-5

	1.	Excess Spread		$26,939,402.39
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$74,874.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$251,905.39
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$174,706.18
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$290,766.70
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$24,242,384.30
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.7929%
		b.	Prior Monthly Period	6.7929%
		c.	Second Prior Monthly Period	7.5476%

	2.	Three Month Average Base Rate		7.0444%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.6009%
		b.	Prior Monthly Period	30.5265%
		c.	Second Prior Monthly Period	34.0041%

	4.	Three Month average Series Adjusted Portfolio Yield		32.3772%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$1,142,859,000.00
	Monthly Interest	$4,476,008.92
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,147,335,008.92